Note 5 - Employee Benefit Plans - Net Periodic Pension Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Service cost	$ 999	$ 1,068	$ 4,270	$ 3,659	$ 3,794
Interest cost	2,181	2,094	8,377	8,302	7,974
Expected return on plan assets	(2,969)	(3,251)	(10,187)	(12,544)	(12,428)
Amortization of prior service benefit	20	20	82	265	500
Amortization of net loss (gain)	0	326	2,030	61	(188)
Net periodic pension (benefit) cost	$ 231	$ 257	$ 4,572	$ (257)	$ (348)